Commodity Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commodity Derivative Instruments
Schedule of commodity derivative contracts

The Company’s commodity derivative contracts as of September 30, 2016 are summarized below:

	2016	2017	2018
NYMEX WTI(1) Crude Swaps:
Notional volume (Bbl)	525,000	1,950,000	—
Weighted average fixed price ($/Bbl)	$38.70	$43.91
NYMEX WTI(1) Crude Sold Calls:
Notional volume (Bbl)	839,000	4,000,000	100,000
Weighted average fixed price ($/Bbl)	$55.15	$53.59	$55.00
NYMEX WTI(1) Crude Sold Puts:
Notional volume (Bbl)	750,000	3,800,000	—
Weighted average fixed price ($/Bbl)	$45.00	36.41
NYMEX WTI(1) Crude Purchased Puts:
Notional volume (Bbl)	1,125,000	4,000,000	—
Weighted average purchased put price ($/Bbl)	$51.44	$46.15
NYMEX HH(2) Natural Gas Swaps:
Notional volume (MMBtu)	3,315,000	20,620,000	1,200,000
Weighted average fixed price ($/MMBtu)	$3.09	$3.02	$3.03
CIG(3) Basis Gas Swaps:
Notional volume (MMBtu)	990,000	990,000	—
Weighted average fixed price ($/MMBtu)	$(0.19)	$(0.19)

(1)NYMEX WTI refers to West Texas Intermediate crude oil price on the New York Mercantile Exchange

(2)NYMEX HH refers to the Henry Hub natural gas price on the New York Mercantile Exchange

(3)CIG refers to the NYMEX HH settlement price less the fixed basis price, the Rocky Mountains (CIGC) Inside FERC settlement price.

	2016	2017
NYMEX WTI(1) Crude Swaps:
Notional volume (Bbl)	250,000	—
Weighted average fixed price ($/Bbl)	$51.63
NYMEX WTI(1) Crude Collars:
Notional volume (Bbl)	2,574,150	—
Weighted average purchased put price ($/Bbl)	$57.01
Weighted average sold call price ($/Bbl)	$67.84
NYMEX WTI(1) Crude 3-Way Collars:
Notional volume (Bbl)	1,650,000	—
Weighted average purchased put price ($/Bbl)	$53.25
Weighted average sold call price ($/Bbl)	$58.19
Weighted average sold put price ($/Bbl)	$45.00
NYMEX WTI(1) Crude Enhanced Swaps:
Notional volume (Bbl)	700,000	—
Weighted average fixed price ($/Bbl)	$55.28
Weighted average sold put price ($/Bbl)	$44.36
NYMEX WTI(1) Crude Purchased Puts:
Notional volume (Bbl)	300,000	—
Weighted average purchased put price ($/Bbl)	$40.00
NYMEX HH(2) Natural Gas Swaps:
Notional volume (MMBtu)	13,357,278	13,320,000
Weighted average fixed price ($/MMBtu)	$3.13	$3.01

(1)NYMEX WTI refers to West Texas Intermediate crude oil price on the New York Mercantile Exchange

(2)NYMEX HH refers to the Henry Hub natural gas price on the New York Mercantile Exchange

Schedule of fair value of derivative instruments in statement of financial position

The following tables detail the fair value of the Company’s derivative instruments, including the gross amounts and adjustments made to net the derivative instruments for the presentation in the balance sheets (in thousands):

	As of September 30, 2016
			Net Amounts of
	Gross Amounts		Assets and
	of Recognized	Gross Amounts	Liabilities	Gross Amounts
	Assets and	Offset in the	Presented in the	not Offset in the	Net
Location on Balance Sheet	Liabilities	Balance Sheet(1)	Balance Sheet	Balance Sheet(2)	Amounts(3)
Current assets	$16,761	$(16,229)	$532	$(11)	$521
Non-current assets	$5,284	$(5,284)	$—	$—	$—
Current liabilities	$(38,005)	$16,229	$(21,776)	$11	$(28,492)
Non-current liabilities	$(12,011)	$5,284	$(6,727)	$—	$—

	As of December 31, 2015
			Net Amounts of
	Gross Amounts		Assets and
	of Recognized	Gross Amounts	Liabilities	Gross Amounts
	Assets and	Offset in the	Presented in the	not Offset in the	Net
Location on Balance Sheet	Liabilities	Balance Sheet(1)	Balance Sheet	Balance Sheet(2)	Amounts(3)
Current assets	$89,746	$(20,861)	$68,885	$—	$71,791
Non-current assets	$5,916	$(3,010)	$2,906	$—	$—
Current liabilities	$(20,861)	$20,861	$—	$—	$—
Non-current liabilities	$(3,010)	$3,010	$—	$—	$—

(1)Agreements are in place with all of the Company’s financial trading counterparties that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

(2)Netting for balance sheet presentation is performed by current and non‑current classification. This adjustment represents amounts subject to an enforceable master netting arrangement, which are not netted on the balance sheet. There are no amounts of related financial collateral received or pledged.

(3)Net amounts are not split by current and non‑current. All counterparties in a net asset position are shown in the current asset line item and all counterparties in a net liability position are shown in the current liability line item.

The following tables detail the fair value of the Company’s derivative instruments, including the gross amounts and adjustments made to net the derivative instruments for the presentation in the balance sheet (in thousands):

		As of December 31, 2015
Underlying Commodity	Location on Balance Sheet	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets and Liabilities Presented in the Balance Sheet
Oil and natural gas derivative contracts	Current assets	$89,746	$(20,861)	$68,885
Oil and natural gas derivative contracts	Non-current assets	$5,916	$(3,010)	$2,906
Oil and natural gas derivative contracts	Current liabilities	$(20,861)	$20,861	$—
Oil and natural gas derivative contracts	Non-current liabilities	$(3,010)	$3,010	$—

		As of December 31, 2014
Underlying Commodity	Location on Balance Sheet	Gross Amounts of Recognized Assets and Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets and Liabilities Presented in the Balance Sheet
Oil and natural gas derivative contracts	Current assets	$44,902	$(5,109)	$39,793
Oil and natural gas derivative contracts	Non-current assets	$6,608	$(500)	$6,108
Oil and natural gas derivative contracts	Current liabilities	$(5,109)	$5,109	$—
Oil and natural gas derivative contracts	Non-current liabilities	$(500)	$500	$—